Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net income	$ 44,475	$ 100,143	$ 17,656
Non-cash items:
Unrealized (gain) loss on derivative instruments (note 12)	(86,467)	51,072	180,156
Equity income, net of dividends received of $7,206 (2015 - $7,843, 2014 - $16,803)	(10,727)	171	6,462
Depreciation and amortization	300,011	274,599	198,553
Write-down and (gain) on sale of vessels (note 19)	40,079	69,998	1,638
Deferred income tax expense (recovery) (note 13)	4,854	(23,007)	889
Amortization of in-process revenue contracts (note 6b)	(12,779)	(12,745)	(12,744)
Unrealized foreign currency exchange loss (gain) and other	26,492	(101,853)	(84,719)
Change in non-cash working capital items related to operating activities (note 15a)	74,218	25,903	(111,484)
Expenditures for dry docking (note 1)	(26,342)	(13,060)	(36,221)
Net operating cash flow	353,814	371,221	160,186
FINANCING ACTIVITIES
Proceeds from long-term debt (note 8)	456,697	785,577	1,350,096
Scheduled repayments of long-term debt (note 8)	(434,339)	(341,837)	(804,704)
Prepayments of long-term debt (note 8)	(197,776)	(123,606)	(418,625)
Debt issuance costs	(12,095)	(22,587)	(15,555)
Equity contribution from joint venture partners	750	5,500	27,267
Proceeds from issuance of common units (notes 3 and 16)	135,246	9,674	186,353
Proceeds from issuance of preferred units and warrants (note 16)	100,000	375,000	0
Expenses relating to equity offerings	(6,395)	(4,459)	(228)
Increase in restricted cash (notes 4, 12 and 14e)	(54,389)	(13,760)	(46,760)
Cash distributions paid by the Partnership	(78,634)	(257,900)	(214,656)
Cash distributions paid by subsidiaries to non-controlling interests	(14,210)	(23,575)	(27,939)
Settlement of contingent consideration liability (note 4)	0	(3,303)	0
Indemnification from purchase of Voyageur LLC from Teekay Corporation (notes 11c and 15e)	0	0	6,181
Purchase of Teekay Knarr AS and Knarr L.L.C from Teekay Corporation (net of cash acquired) (2015 - $14.2 million) (notes 3 and 15e)	0	(112,710)	0
Other	0	1,124	974
Net financing cash flow	(105,145)	273,138	42,404
INVESTING ACTIVITIES
Net payments for vessels and equipment, including advances on newbuilding contracts and conversion costs	(294,581)	(664,667)	(172,169)
Proceeds from sale of vessels and equipment	69,805	8,918	13,364
Investments in equity accounted joint ventures	(54,873)	(22,855)	(12,413)
Repayments (advances) from (to) joint ventures (note 20)	0	5,225	(5,225)
Direct financing lease (investments) payments received	(115)	4,987	5,097
Acquisition of ALP Maritime Services B.V. (net of cash acquired of $0.3 million) (note 18a)	0	0	(2,322)
Acquisition of Logitel Offshore Holding AS (net of cash acquired of $8.1 million) (note 18b)	0	0	4,090
Proceeds from sale of SPT Explorer L.L.C. and Navigator Spirit L.L.C. (notes 11e and 19)	0	30,368	0
Net investing cash flow	(279,764)	(638,024)	(169,578)
(Decrease) increase in cash and cash equivalents	(31,095)	6,335	33,012
Cash and cash equivalents, beginning of the year	258,473	252,138	219,126
Cash and cash equivalents, end of the year	$ 227,378	$ 258,473	$ 252,138